Taxation (Tables)	6 Months Ended
Mar. 31, 2025
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following:

	For the six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Current income tax expense	$(5,281)	$(47,834)
Deferred income tax benefit	97,032	27,784
Total income tax benefit (expense)	$91,751	$(20,050)

Schedule of Actual Provision for Income Taxes

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
(Loss) income before income tax expense	$(121,176)	$254,904
Income tax expense computed at statutory EIT rate of 25%	(30,294)	63,725
Reconciling items:
Effect of preferred tax rate	(18,473)	(30,817)
Additional deduction for R&D expenses	(37,962)	(26,817)
Change in valuation allowance	(9,103)	3,357
Tax effect of non-deductible items	4,081	10,602
Income tax (benefit) expense	$(91,751)	$20,050
Effective tax rate	75.72%	7.87%

Schedule of Components of the Deferred Tax Assets and Deferred Tax Liabilities

As of March 31, 2025 and September 30, 2024, the significant components of the deferred tax assets and deferred tax liabilities are summarized below:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Deferred tax assets:
Allowance for credit loss	$198,005	$213,390
Inventories write-down	32,487	37,746
Lease Liabilities	1,304	—
Net operating loss carry forwards	66,563	78,210
Deferred tax assets, gross	298,359	329,346
Less: valuation allowance	(66,563)	(78,210)
Deferred tax assets, net	$231,796	$251,136
Deferred tax liabilities:
Right-of-use assets	1,304	—
Depreciation*	24,610	138,220
Deferred tax liabilities	25,914	138,220
Net deferred tax assets	$205,882	$112,916

*	The PRC income tax laws and regulations allow the Group to deduct certain machinery and equipment’s depreciation once for all at the time of purchase which is in excess of the related depreciation under accounting.

Schedule of Net Operating Loss Carry Forwards	As of March 31, 2025, the Group had net operating loss carry forwards available to offset future taxable income, shown below:
Expiration year	Amount
2034	$66,563